SHORT-TERM INVESTMENTS - Held-to-maturity and available-for-sale debt investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	¥ 5,526,195		¥ 5,417,761
Available-for-sale debt investments
Available-for-sale debt investments	5,370,207		¥ 551,348
Short-term investment
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	5,526,195
Gross unrecognized holding gains	3,176
Gross unrealized holding losses	(75,405)
Fair value	5,453,966	$ 779,907
Available-for-sale debt investments
Cost or amortized cost less allowance for credit losses	5,405,275
Gross unrecognized holding gains	0
Gross unrecognized holding losses	(35,068)
Available-for-sale debt investments	¥ 5,370,207	$ 767,929